Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Segment Reporting Income Statement Information By Segment [Table Text Block]

		December 31
	2012	2011
Revenues
Canada	$776,814	$757,594
U.S. south	780,331	723,315
U.S. northeast	339,596	359,187
Corporate	-	-
	$1,896,741	$1,840,096

Revenues less operating and selling, general and administration expense
Canada	$278,461	$280,408
U.S. south	217,077	211,429
U.S. northeast	71,526	89,542
Corporate	(55,827)	(53,950)
	$511,237	$527,429

Amortization
Canada	$103,112	$100,516
U.S. south	110,172	99,126
U.S. northeast	57,501	54,041
Corporate	3,333	3,383
	$274,118	$257,066

Restructuring expenses	$-	$1,609
Goodwill impairment	$-	$360,557
Net gain on sale of capital assets	$(592)	$(3,412)

Operating income (loss)	$237,711	$(88,391)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
				December 31, 2012
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$409,296	$421,108	$98,710	$-	$929,114
Capital assets	$379,095	$421,374	$118,210	$8,839	$927,518
Landfill assets	$207,485	$404,403	$351,832	$-	$963,720
Total Assets	$1,283,434	$1,461,817	$684,959	$45,351	$3,475,561

				December 31, 2011
	Canada	U.S. south	U.S. northeast	Corporate	Total

Goodwill	$372,596	$350,126	$51,687	$-	$774,409
Capital assets	$296,397	$364,396	$105,034	$10,231	$776,058
Landfill assets	$221,660	$397,293	$339,839	$-	$958,792
Total Assets	$1,145,143	$1,301,687	$587,931	$42,843	$3,077,604